HELD FOR SALE - Schedule Of Assets And Liabilities Classified As Held-For-Sale (Details) - USD ($) $ in Millions	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Assets
Accounts receivable and other		$ 31,929	$ 30,218
Equity accounted investments		72,179	68,310
Investment properties		90,910	103,665
Property, plant and equipment		155,640	153,019
Intangible assets		39,946	36,072
Goodwill		38,664	35,730
Deferred income tax assets		4,154	3,723
Assets classified as held for sale		19,716	10,291
Liabilities
Accounts payable and other		56,509	55,502
Non-recourse borrowings of managed entities		235,661	220,560
Deferred income tax liabilities		24,462	25,267
Liabilities associated with assets classified as held for sale		9,423	4,721
Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents		226
Accounts receivable and other		880
Equity accounted investments		589
Investment properties		15,160
Property, plant and equipment		2,135
Intangible assets		156
Goodwill		511
Other long-term assets		50
Deferred income tax assets		9
Assets classified as held for sale		19,716
Liabilities
Accounts payable and other		3,979
Non-recourse borrowings of managed entities		4,463
Deferred income tax liabilities		981
Liabilities associated with assets classified as held for sale		9,423
Real Estate
Assets
Property, plant and equipment		295	315
Real Estate | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents		1
Accounts receivable and other		69
Equity accounted investments		(1)
Investment properties		1,115
Property, plant and equipment		0
Intangible assets		0
Goodwill		0
Other long-term assets		0
Deferred income tax assets		0
Assets classified as held for sale		1,184
Liabilities
Accounts payable and other		47
Non-recourse borrowings of managed entities		0
Deferred income tax liabilities		0
Liabilities associated with assets classified as held for sale		47
Private Equity and Other [Member] | Assets and liabilities classified as held for sale
Liabilities
Deferred income tax liabilities		44
Renewable Power | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents		24
Accounts receivable and other		38
Equity accounted investments		67
Investment properties		0
Property, plant and equipment		1,706
Intangible assets		0
Goodwill		0
Other long-term assets		33
Deferred income tax assets		2
Assets classified as held for sale		1,870
Liabilities
Accounts payable and other		169
Non-recourse borrowings of managed entities		574
Deferred income tax liabilities		195
Liabilities associated with assets classified as held for sale		938
Private Equity and Other | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents		49
Accounts receivable and other		449
Equity accounted investments		1
Investment properties		0
Property, plant and equipment		330
Intangible assets		153
Goodwill		163
Other long-term assets		0
Deferred income tax assets		3
Assets classified as held for sale		1,148
Liabilities
Accounts payable and other		240
Non-recourse borrowings of managed entities	$ 479
Liabilities associated with assets classified as held for sale		763
Infrastructure | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents		28
Accounts receivable and other		231
Equity accounted investments		522
Investment properties		3,591
Property, plant and equipment		3
Intangible assets		2
Goodwill		348
Other long-term assets		0
Deferred income tax assets		0
Liabilities
Accounts payable and other		204
Asset management
Assets
Property, plant and equipment		10,617	10,278
Asset management | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents		124
Accounts receivable and other		93
Equity accounted investments		0
Investment properties		10,454
Property, plant and equipment		96
Intangible assets		1
Goodwill		0
Other long-term assets		17
Deferred income tax assets		4
Assets classified as held for sale		10,789
Liabilities
Accounts payable and other		3,319
Non-recourse borrowings of managed entities		1,218
Deferred income tax liabilities		347
Liabilities associated with assets classified as held for sale		4,884
Infrastructure
Assets
Property, plant and equipment		54,200	$ 52,625
Infrastructure | Assets and liabilities classified as held for sale
Assets
Assets classified as held for sale		4,725
Liabilities
Non-recourse borrowings of managed entities	$ 2,192
Deferred income tax liabilities		395
Liabilities associated with assets classified as held for sale		$ 2,791